Other Liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities
Income tax reserves	$ 6,865	$ 6,916
Deferred taxes	815	1,146
Excess Savings Plan	1,445	1,437
Disability benefits	274	308
Derivative liabilities	463	299
Workforce reductions	445	526
Environmental accruals	204	206
Other	536	639
Total	$ 11,048	$ 11,475